Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	65 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Without Sales Load [Member] | C000217971
Average Annual Return [Line Items]
Average Annual Return, Percent	14.78%	10.95%	12.70%
T. Rowe Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Regulatory Benchmark
Average Annual Return, Percent	17.15%	13.15%	15.41%
T. Rowe Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Strategy Benchmark
Average Annual Return, Percent	17.88%	14.42%	16.12%